UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Legg Mason Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $603,560 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR    00756M404     2459   448703 SH       DEFINED 1              448703        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   101169  1741277 SH       DEFINED 1             1372884        0   368393
AU OPTRONICS CORP              SPONSORED ADR    002255107     4750   540997 SH       DEFINED 1              467599        0    73398
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203      490    17300 SH       DEFINED 1               17300        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      272    14100 SH       DEFINED 1               14100        0        0
DR REDDYS LABS LTD             ADR              256135203    15384   412435 SH       DEFINED 1              217835        0   194600
GAFISA S A                     SPONS ADR        362607301    38589  3005354 SH       DEFINED 1             2422130        0   583224
GERDAU S A                     SPONSORED ADR    373737105       97     7730 SH       DEFINED 1                7730        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     3234   235500 SH       DEFINED 1              235500        0        0
ISHARES INC                    MSCI TAIWAN      464286731    12657   851580 SH       DEFINED 1              851580        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106   120224  4998894 SH       DEFINED 1             4082934        0   915960
MECHEL OAO                     SPON ADR PFD     583840509    15300  1402348 SH       DEFINED 1             1082370        0   319978
MECHEL OAO                     SPONSORED ADR    583840103    11548   375032 SH       DEFINED 1              295791        0    79241
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109      317    14930 SH       DEFINED 1               14930        0        0
NII HLDGS INC                  CL B NEW         62913F201    36162   867809 SH       DEFINED 1              744043        0   123766
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    14911   703225 SH       DEFINED 1              608242        0    94983
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    26470   744772 SH       DEFINED 1              499806        0   244966
SOUTHERN COPPER CORP           COM              84265V105        2       33 SH       DEFINED 1                  33        0        0
STERLITE INDS INDIA LTD        ADS              859737207    18087  1171383 SH       DEFINED 1              882721        0   288662
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      739    60620 SH       DEFINED 1                   0        0    60620
TATA MTRS LTD                  SPONSORED ADR    876568502    11255   404989 SH       DEFINED 1              267557        0   137432
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106    13440   307897 SH       DEFINED 1              210681        0    97216
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     1979   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR              91912E105     2554    76570 SH       DEFINED 1                   0        0    76570
VALE S A                       ADR REPSTG PFD   91912E204   135439  4588021 SH       DEFINED 1             3729300        0   858721
WSP HOLDINGS LIMITED           ADR              92934F104       67    50000 SH       DEFINED 1               50000        0        0
ZHONGPIN INC                   COM              98952K107    15965  1053770 SH       DEFINED 1              903529        0   150241
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